6. Intangible Assets (Details - Estimated amortization expense) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal year ended March 31, 2021	$ 30,156	$ 56,116
Fiscal year ended March 31, 2022	60,311	56,116
Fiscal year ended March 31, 2023	53,395	49,200
Fiscal year ended March 31, 2024	30,422	28,450
Fiscal year ended March 31, 2025	7,069	7,069
Intangible assets net	$ 181,353	$ 196,951	$ 0